Income Taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Income tax examination, description	On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Act"). The Act makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent.
Corporate tax rate	25.00%	25.00%
Net operating loss carry forward	$ 15,100,000
Expiration date	Dec. 31, 2022
Income tax description	IST and Topcloud are all governed by the Income Tax Laws of the PRC. These companies are approved as being high-technology enterprises and subject to PRC enterprise income tax rate ("EIT") at 15%, while Biznest is subject to a 12.5% of EIT.
Unrecognized tax benefits	$ 0			$ 0
High Technology Enterprise [Member]
Corporate tax rate	15.00%
Biznest [Member]
Corporate tax rate	12.50%
RMB [Member]
Net operating loss carry forward | ¥			¥ 103,900,000
U.S [Member]
Corporate tax rate	21.00%
Hong Kong [Member]
Tax profits	16.50%